Financial Investors Trust 1290 Broadway, Suite 1000 Denver, Colorado 80203

December 30, 2021

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”)
File Nos.	33-72424
811-8194

POST-EFFECTIVE AMENDMENT NO. 257

Dear Sir or Madam:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 257 (under the Securities Act of 1933, as amended, and No. 258 (under the Investment Company Act of 1940, as amended) to the Registrant’s registration statement on Form N-1A (“PEA 257”). PEA 257 is being filed with respect to one series of the Trust, the ALPS | Kotak India Growth Fund (the “Fund”) to: (i) change the name of the Fund to “ALPS | Kotak India ESG Fund”; (ii) revise the principal investment strategies of the Fund; and (iii) adding “ESG Risk” as a principal risk of the Fund, and (iv) reclassifying “COVID-19 Risk” as a principal risk.

The SEC Staff is requested to address any comments on this filing to me at (720) 917-0892.

Sincerely,

/s/ Brendan Hamill

Brendan Hamill

Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP